REVENUE (Details 1) R$ in Millions, MW in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$) MW	Dec. 31, 2021 BRL (R$) MW	Dec. 31, 2020 BRL (R$) MW
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | MW	44,865	43,229	39,368
Revenue from sale of electricity	R$ 26,365	R$ 26,665	R$ 23,009
Own consumption | MW	31	33	34
Unbilled revenue	R$ (189)	R$ (14)	R$ 9
Supply of electricity including own consumption and not invoiced | MW	44,896	43,262	39,402
Supply of electricity including own consumption and not invoiced	R$ 26,176	R$ 26,651	R$ 23,018
Wholesale supply to other concession holders | MW	16,777	10,825	13,907
Wholesale supply to other concession holders	R$ 3,894	R$ 3,023	R$ 3,363
Wholesale supply unbilled, net	R$ 88	R$ (55)	R$ 51
Total | MW	61,673	54,087	53,309
Revenue from sale of electricity	R$ 30,158	R$ 29,619	R$ 26,432
Residential [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | MW	11,217	11,186	10,981
Revenue from sale of electricity	R$ 10,133	R$ 11,124	R$ 9,875
Industrial [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | MW	18,204	16,361	12,731
Revenue from sale of electricity	R$ 5,991	R$ 5,275	R$ 4,171
Commercial, services and others [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | MW	8,957	8,334	8,571
Revenue from sale of electricity	R$ 6,155	R$ 5,520	R$ 4,979
Rural [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | MW	3,093	3,975	3,766
Revenue from sale of electricity	R$ 2,050	R$ 2,566	R$ 2,190
Public authorities [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | MW	856	729	714
Revenue from sale of electricity	R$ 660	R$ 583	R$ 522
Public lighting [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | MW	1,138	1,226	1,243
Revenue from sale of electricity	R$ 535	R$ 718	R$ 550
Public services [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in GWh | MW	1,400	1,418	1,362
Revenue from sale of electricity	R$ 841	R$ 879	R$ 722